VESSELS AND EQUIPMENT - Schedule of Vessels and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Vessels and equipment [Roll Forward]
Net Carry Value, beginning balance	$ 861,919
Depreciation	(52,607)	$ (31,845)	$ (25,144)
Net Carry Value, ending balance	1,189,198	861,919
Vessels and Equipment [Member]
Vessels and equipment [Roll Forward]
Additions		3,986
Vessels and equipment [Member]
Vessels and equipment [Roll Forward]
Balance, beginning of period	943,651	752,948	683,600
Accumulated Depreciation beginning balance	(81,732)	(49,887)	(24,743)
Net Carry Value, beginning balance	861,919	703,061	658,857
Vessels and equipment acquired on merger with Frontline 2012	132,712
Additions	101,752
Depreciation	(40,614)	(31,845)	(25,144)
Balance, end of period	1,311,544	943,651	752,948
Accumulated Depreciation ending balance	(122,346)	(81,732)	(49,887)
Net Carry Value, ending balance	1,189,198	861,919	703,061
Newbuildings [Member]
Vessels and equipment [Roll Forward]
Transfers from Newbuildings	$ 133,429	$ 186,717	$ 69,348